Stock Incentive Plans (Tables)	9 Months Ended	12 Months Ended
	Nov. 03, 2018	Feb. 03, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Company's Stock Award Activity

The following table summarizes the Company’s stock award activity during the thirty-nine weeks ended November 3, 2018 (shares in thousands):

	Stock Options		Restricted Stock			Restricted Stock Units
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Grant Date Fair Value		Shares	Weighted Average Grant Date Fair Value
Outstanding, February 3, 2018	8,981	$4.00	—	$		—	$
Granted	2,791	16.39	2,960		22.04	13		27.85
Exercised/vested	(4,602)	2.90	(1,954)		22.00	—		—
Forfeited/canceled	(364)	6.10	(3)		22.00	—		—

Outstanding, November 3, 2018	6,806	$9.71	1,003		$22.13	13		$27.85

Presented below is a summary of stock option activity and weighted-average exercise prices for year ended February 3, 2018 (options in thousands):

	Number of securities to be issued upon exercise of outstanding options	Weighted- average exercise price	Weighted-average remaining contractual life (in years)
Outstanding, beginning of period	10,430	$4.50
Granted	350	$7.00
Exercised	(1,491)	$2.67
Forfeited	(308)	$4.20

Outstanding, end of period	8,981	$4.00	6.0

Vested and expected to vest, end of period	8,981	$4.00	6.0

Exercisable, end of period	6,965	$3.48	5.4

Summary of Black Scholes Option Pricing Model and Weighted Average Assumptions

The fair value of the options was estimated using the Black-Scholes option pricing model with the following weighted-average assumptions (no dividends were expected):

	Fiscal Year Ended January 30, 2016	Fiscal Year Ended January 28, 2017	Fiscal Year Ended February 3, 2018
Risk-free interest rate range	1.50% -1.76%	1.35% -1.98%	1.40% -1.40%
Expected volatility factor	35.0%	35.0%	35.0%
Weighted-average expected option life (yrs.)	5.0	6.0	5.7
Weighted-average grant-date fair value	$1.95	$4.40	$2.51